Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Domestic Tax Authority [Member]	Dec. 31, 2011 Domestic Tax Authority [Member]	Dec. 31, 2012 State and Local Jurisdiction [Member]	Dec. 31, 2011 State and Local Jurisdiction [Member]	Dec. 31, 2012 Foreign Tax Authority [Member]	Dec. 31, 2011 Foreign Tax Authority [Member]	Sep. 30, 2013 2GIG [Member]	Sep. 30, 2013 2GIG [Member]	Sep. 30, 2013 Smartrove [Member]	Sep. 30, 2013 Smartrove [Member]	Sep. 30, 2013 True-up of 2012 provision to final tax returns [Member]	Sep. 30, 2013 True-up of 2012 provision to final tax returns [Member]
Income Taxes [Line Items]
Amortized period for capitalized cost		15 years
Net operating loss carryforwards				$ 845,095,000	$ 552,095,000	$ 789,687,000	$ 536,975,000	$ 32,369,000	$ 15,289,000
Net operating loss carryforward expiration beginning year				2026		2026		2029
Amount of net operating loss carryforwards to be recorded in additional paid in capital when realized		11,483,000	0
Alternative minimum tax credits				71,000	86,000
Research and development credits				30,000	54,000
Research and development credits expiration beginning year		2030
Effective income tax rate	(14.67%)
Income tax benefit or expense										$ 19,400,000	$ 19,400,000	$ 1,500,000	$ 1,500,000	$ 300,000	$ 300,000